PARTNERS' CAPITAL AND MEMBERHIP INTERESTS - Cash Distributions (Details) - USD ($) $ / shares in Units, $ in Thousands										12 Months Ended
	Jan. 22, 2015	Nov. 14, 2014	Aug. 14, 2014	May. 15, 2014	Feb. 14, 2014	Nov. 14, 2013	Aug. 14, 2013	May. 15, 2013	Feb. 14, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Distribution Made to Limited Partner [Line Items]
Per-unit distribution (in dollars per unit)		$ 0.54	$ 0.52	$ 0.5	$ 0.48	$ 0.46	$ 0.435	$ 0.42	$ 0.41	$ 2.04	$ 1.725
Distributions to unitholders		$ 33,522	$ 31,953	$ 30,383	$ 26,366	$ 25,108	$ 23,740	$ 20,923	$ 20,425	$ 122,224	$ 90,196	$ 0
Subsequent Event
Distribution Made to Limited Partner [Line Items]
Per-unit distribution (in dollars per unit)	$ 0.56
General partner
Distribution Made to Limited Partner [Line Items]
General partner's IDRs		1,082	721	360	163	0	0	0	0
Limited partners, Common
Distribution Made to Limited Partner [Line Items]
Distributions to unitholders		18,589	17,900	17,211	13,958	13,377	12,647	10,253	10,009
Subordinated
Distribution Made to Limited Partner [Line Items]
Distributions to unitholders		13,181	12,693	12,205	11,717	11,229	10,618	10,252	10,008
General Partner Units
Distribution Made to Limited Partner [Line Items]
Distributions to unitholders		$ 670	$ 639	$ 607	$ 528	$ 502	$ 475	$ 418	$ 408